Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net income (loss)	$ 16,516	99,984	124,737	(616,537)
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation	5,163	31,253	26,349	27,370
Amortization of acquired intangible assets	2,257	13,665	15,285	26,454
Impairment loss on goodwill and intangible assets				1,057,522
Allowance for doubtful receivables	876	5,303	4,523	3,572
Compensation expenses associated with stock options	7,485	45,317	66,878	57,003
Loss (gain) on disposal of property, plant and equipment	(2)	(17)	3,662	542
Net income from discontinued operations				(127,553)
Investment income	(446)	(2,700)
Finance cost			2,439
Write down of dividend receivables	1,249	7,561
Share of income of affiliates	(3,406)	(20,621)	(14,658)	(14,246)
Changes in fair value of contingent assets			(4,500)	(12,500)
Deferred taxes	(562)	(3,404)	(3,000)	(16,431)
Changes in operating assets and liabilities:
Accounts receivable	(2,064)	(12,496)	(34,404)	8,819
Insurance premium receivables	(8)	(47)	(6)	99
Other receivables	2,760	16,710	(12,834)	(33,646)
Increase in amounts due from related parties	743	4,500
Other current assets	(642)	(3,886)	(4,273)	515
Other non-current assets	231	1,400	(1,400)
Accounts payable	(932)	(5,643)	(8,460)	33,686
Insurance premium payables	186	1,124	258	1,348
Other payables and accrued expenses	1,192	7,215	180	65,125
Accrued payroll	(398)	(2,412)	7,413	6,406
Income taxes payable	(2)	(9)	(14,384)	15,484
Other tax liabilities	520	3,148	4,003	8,368
Net cash generated from operating activities	30,716	185,945	157,808	491,400
Cash flows from investing activities:
Purchase of short term investments	(46,897)	(283,900)	(40,600)	(70,492)
Proceeds from disposal of short term investments	5,334	32,291	71,080	39,262
Purchase of non-current assets			(1,948)	(1,450)
Return of investment in non-current assets			1,300
Addition in investment in affiliates				(600)
Purchase of property, plant and equipment	(5,976)	(36,181)	(11,624)	(20,859)
Purchase of intangible assets				(758)
Proceeds from disposal of property and equipment	41	249	584	793
Increase in other receivables	(11,184)	(67,706)	(3,400)
Acquisition of subsidiaries, net of cash acquired of RMB208, nil and nil in 2011,2012 and 2013, respectively				(49,996)
Disposal of subsidiaries, net of cash disposed of RMB23,607, RMB80 and RMB2,656 (US$439) in 2011, 2012 and 2013, respectively and transaction cost of RMB3,557 in 2011	(253)	(1,532)	1,967	390,836
Repayments from(advance to) related parties	(10,291)	(62,300)	218,350	(331,860)
Increase in restricted cash	(38)	(229)	(795)	(899)
Net cash (used in) from investing activities	(69,264)	(419,308)	234,914	(46,023)
Cash flows from financing activities:
Payment for contingent consideration				(100,000)
Acquisition of additional interests in subsidiaries			(90,455)	(28,330)
Increase in capital injection by noncontrolling interests	553	3,350	12,655	6,937
Proceeds on exercise of stock options			348	5,305
Repurchase of ordinary shares			(9,244)	(13,722)
Net cash from (used in) financing activities	553	3,350	(86,696)	(129,810)
Net increase(decrease) in cash and cash equivalents	(37,995)	(230,013)	306,026	315,567
Cash and cash equivalents at beginning of year	417,202	2,525,618	2,222,160	1,924,884
Cash and cash equivalents at end of year	378,054	2,288,623	2,525,618	2,222,160
Effect of exchange rate changes on cash and cash equivalents	(1,153)	(6,982)	(2,568)	(18,291)
Supplemental disclosure of cash flow information:
Income taxes paid	$ 4,485	27,153	63,400	93,913